Private Placement Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Private Placement Warrants
Private Placement Warrants

Note 4 — Private Placement Warrants

Concurrently with the closing of the Initial Public Offering, the Sponsor and underwriter purchased an aggregate of 8,000,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant for an aggregate purchase price of $8,000,000. Each whole Private Placement Warrant is exercisable for one whole share of Class A Ordinary shares at a price of $11.50 per share, subject to adjustment (see Note 8). The proceeds from the Private Placement Warrants at the Initial Public Offering are held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The fair value of the Private Placement Warrants at issuance was $9,000,000.

Note 4 — Private Placement Warrants

Concurrently with the closing of the Initial Public Offering, the Sponsor and underwriter purchased an aggregate of 8,000,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant for an aggregate purchase price of $8,000,000. Each whole Private Placement Warrant is exercisable for one whole share of Class A Ordinary shares at a price of $11.50 per share, subject to adjustment (see Note 8). The proceeds from the Private Placement Warrants at the Initial Public Offering are held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The fair value of the Private Placement Warrants at issuance was $9,000,000.